S000062125 [Member] Investment Strategy - Northern Trust High Yield Value-Scored Bond ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Underlying Index is designed to reflect the performance of a diversified universe of high yield, U.S.-dollar denominated bonds of companies exhibiting favorable fundamental qualities, market valuations and liquidity, as defined by NTI’s proprietary scoring models. The securities included in the Underlying Index are a subset of the securities included in the Northern Trust High Yield US Corporate Bond IndexSM (the “Parent Index”), which is a market-capitalization weighted index comprised of U.S. dollar-denominated high yield corporate bonds.
The Underlying Index begins with the Parent Index and then follows a rules-based methodology to select and weight securities, subject to certain constraints, to optimize exposure to a proprietary value score, credit score, and liquidity score, each as determined by NTI acting in its capacity as index provider (“Index Provider”).
The core components of the proprietary value score and proprietary credit score are based on quantitative rankings of various metrics obtained from company filings and recent price activity. The value score has multiple components, including: (a) valuation (e.g., to assess the relative value of the security versus other similar securities); (b) spread analysis (e.g., to assess the risk/return trade-off associated with each security versus other similar securities); and (c) solvency (e.g., to assess the corporation’s short term and long term solvency and also its risk of default). The credit score has three components: (i) management expertise (e.g., corporate finance activities); (ii) profitability (e.g., reliability and sustainability of financial performance); and (iii) solvency. The core components of the proprietary liquidity score are based on a quantitative ranking of security characteristics obtained from company filings. Examples of data sets utilized to determine the liquidity score include: (x) time to maturity (e.g., time until the security reaches its maturity date as measured in in years); (y) total issuer debt outstanding (e.g., the sum of all debt outstanding for a single corporate issuer); and (z) time since original issuance (e.g., the time that has elapsed since the security was originally issued as measured in years). The primary objective of the optimization process is to maximize exposure to the value score relative to the Underlying Index's eligible universe. In addition, the optimization process also includes issuer level, sector, effective duration, low credit and liquidity score, duration band, and turnover constraints to seek to manage systematic risk.
The inception date of the Underlying Index was April 30, 2018. As of December 31, 2025, there were 1,132 issues in the Underlying Index. The Underlying Index is reconstituted monthly. The Fund generally reconstitutes its portfolio in accordance with the Underlying Index.
NTI uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
NTI intends to use representative sampling strategy to manage the Fund. “Representative sampling” is investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The Fund may or may not hold all of the securities that are included in the Underlying Index. The Fund reserves the right to invest in substantially all of the securities in its Underlying Index in approximately the same proportions (i.e., replication) if NTI determines that it is in the best interest of the Fund.
The Fund generally will invest under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the securities of its Underlying Index. The Fund may also invest up to 20% of its assets in cash and cash equivalents, including shares of money market funds advised by NTI or its affiliates, futures contracts and options on futures, to-be-announced (“TBA”) transactions, as well as securities not included in the Underlying Index, but which NTI believes will help the Fund track its Underlying Index.
The Underlying Index is created and sponsored by NTI, as the Index Provider. NTI also serves as the investment adviser to the Fund. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was concentrated in the Industrials sector. The components of the Underlying Index, and the degree to which these components represent certain industries or sectors, may change over time.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was concentrated in the Industrials sector. The components of the Underlying Index, and the degree to which these components represent certain industries or sectors, may change over time.